COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Right-of-use asset and lease liability related to the operating lease

As of March 31, the right-of-use asset and lease liability related to the operating lease for the three months ended were as follows:

	2020	2019
Right-of-use asset	$358,527	$-
Amortization of right-of-use asset	(37,380)	-
Right-of-use asset, net	$321,147	$-

Operating lease liability
Current portion of long-term lease	71,946	$-
Long-term lease	268,688	-
Total operating lease liability	$340,634	$-

As of December 31, 2019, and 2018, the right-of-use asset and lease liability related to the operating lease were as follows:

	2019	2018
Right-of-use asset	$378,013	$-
Amortization of right-of-use asset	(39,709)	-
Right-of-use asset, net	$338,304	$-

Operating lease liability	2019	2018
Current portion of long-term lease	$71,032	$-
Long-term lease	286,139	-
Total operating lease liability	$357,171	$-

Future payments due under operating lease	The future payments due under operating lease as of March 31, 2020 is as follows:
2020	$53,750
2021	74,151
2022	77,172
2023	80,289
2024	55,272
$340,634
The future payments due under operating lease as of December 31, 2019 is as follows:
2020	$71,032
2021	73,954
2022	76,970
2023	80,083
2024	55,132
$357,171